Issued Capital - Summary of Lists of Warrants Outstanding (Details)	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Feb. 21, 2023 shares	Jul. 08, 2022 shares	Jun. 30, 2022 shares	Dec. 22, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	117,211,315	8,333,333	7,700,000	79,056,617	47,786,607	20,985,450	6,364,550
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	26-Aug-20
Expiry date	Aug. 26, 2023
Exercise price | $ / shares	$ 0.06
Number of options | shares	142,000,000
Fair value at date of issue | $ / shares	$ 0.01